AngloGold Limited Share Incentive Scheme and Plans (Tables)	12 Months Ended
Dec. 31, 2011
Employee Service Share Based Compensation Aggregate Disclosures [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
	Total plan employee costs

	On December 31, 2011, the Company had six stock based compensation plans which are described below.

	Total compensation cost charged against income for these plans were as follows:

		2011		2010	2009
		$		$	$
	Compensation cost recognized	54	(1)	59	41

(1)	Excludes $7 million relating to the Black economic empowerment transaction restructuring costs for Izingwe (see Note 5).

	At the year end, the unallocated balance of shares subject to the Share Incentive Scheme amounted to 10,075,485 (2010: 11,398,904).

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]

The weighted average of all options outstanding as at December 31, 2011, is as follows:

Range of exercise prices R	Quantity of options within range (000)		Weighted average exercise price R	Weighted average contractual life Years
144 – 211	28		194	2.0
212 – 300	143		243	1.5
	171	(1)	235	1.6

(1)Represents performance related options outstanding.

Time Related Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
A summary of time related options showing movement from the beginning of the year to the end of the year, is presented below:
		Weighted-
		average
	Options	exercise price
	(000)	R
Outstanding at January 1, 2011	1	194
Exercised	(1)	194

Outstanding at December 31, 2011	-	-

Exercisable at December 31, 2011	-	-

	A summary of the salient features of the time related options is presented below:

		2011		2010		2009

	Total intrinsic value of options outstanding at period end (R millions)	-		-	(1)	5
	Intrinsic value of options exercised (R millions)	-	(1)	5		15
	Weighted average remaining contractual term (years)	-		1		1

(1)	Less than R1 million.

Performance Related Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Performance-Based Units, Vested and Expected to Vest [Table Text Block]
A summary of performance related options showing movement from the beginning of the year to the end of the year, is presented below:
		Weighted-
		average
		exercise
	Options	price
	(000)	R
Outstanding at January 1, 2011	392	242
Exercised	(221)	249
Forfeited (terminations)	-	-

Outstanding at December 31, 2011	171	232

Exercisable at December 31, 2011	171	232

A summary of the salient features of the perfomance related options is presented below:

	2011	2010	2009

Total intrinsic value of options outstanding at period end (R millions)	19	33	42
Intrinsic value of options exercised (R millions)	17	17	49
Weighted average remaining contractual term (years)	2	3	4

Bonus Share Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
For awards made, the following information is presented:

Award date (unvested awards and awards vested during the year)	2011	2010	2009	2008
Calculated fair value (R per share)	340.00	280.90	293.99	267.05
Vesting date (40%)	February 21, 2012	February 24, 2011	February 18, 2010	January 1, 2009
Vesting date (60%)	February 21, 2013	February 24, 2012	February 18, 2011	January 1, 2010
Vesting date (conditional 20%)	February 21, 2014	February 24, 2013	February 18, 2012	January 1, 2011
Expiry date	February 20, 2021	February 23, 2020	February 17, 2019	December 31, 2017

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of time related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2011	1,552
Granted	821
Exercised	(467)
Forfeited (terminations)	(81)
Outstanding at December 31, 2011	1,825
Exercisable at December 31, 2011	681

BSP awards are issued with no exercise price.

Schedule of Share-based Compensation, Activity [Table Text Block]

A summary of the salient features of the BSP is presented below:

	2011	2010	2009

Total intrinsic value of awards outstanding at period end (R millions)	627	508	397
Intrinsic value of awards exercised (R millions)	153	146	75
Weighted average remaining contractual term (years)	6	7	7

Long-Term Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
For awards made, the following information is presented:

Award date (unvested awards and awards vested during the year)	2011	2010	2009	2008
Calculated fair value (Rand per share)	340.00	280.90	293.99	267.05
Vesting date	February 21, 2014	February 24, 2013	February 18, 2012	January 1, 2011
Expiry date	February 20, 2021	February 23, 2020	February 17, 2019	December 31, 2017

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of time and performance related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2011	1,600
Granted	686
Exercised	(201)
Forfeited (terminations)	(103)

Outstanding at December 31, 2011	1,982

Exercisable at December 31, 2011	242

LTIP awards are issued with no exercise price.

Schedule of Share-based Compensation, Activity [Table Text Block]

A summary of the salient features of the LTIP is presented below:

	2011	2010	2009

Total intrinsic value of awards outstanding at period end (R millions)	681	522	387
Intrinsic value of awards exercised (R millions)	66	26	22
Weighted average remaining contractual term (years)	6	7	7

Employee Share Ownership Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of time related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2011	435
Granted	49
Reallocated	16
Exercised	(157)
Forfeited (terminations)	(16)

Outstanding at December 31, 2011	327

Exercisable at December 31, 2011	-

Schedule of Share-based Compensation, Activity [Table Text Block]

A summary of the salient features of the award of free ordinary shares under ESOP to employees is presented below:

	2011	2010	2009

Total intrinsic value of awards outstanding at period end (R millions)	112	142	204
Intrinsic value of awards exercised (R millions)	51	72	58
Weighted average remaining contractual term (years)	1	1	2

E Ordinary Shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]

The Black-Scholes option-pricing model used the following assumptions, at grant date:

	2011	2008	2007	2006
Risk-free interest rate	6.63%	7.00%	7.00%	7.00%
Dividend yield	0.99%	1.39%	2.06%	2.30%
Volatility factor of market share price	33.50%	35.00%	33.00%	36.00%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of E ordinary shares, awarded to employees, showing movement from the beginning of the year to the end of the year, is presented below:

		Weighted-
		average
	Options	exercise price
	(000)	R
Outstanding at January 1, 2011	1,686	366
Granted	769	320
Reallocated	62	333
Forfeited (terminations)	(62)	333
Cancelled	(408)	320
Converted	(514)	315

Outstanding at December 31, 2011	1,533	315

Exercisable at December 31, 2011	-	-

Schedule of Share-based Compensation, Activity [Table Text Block]

	A summary of the salient features of the award of E ordinary shares to employees is presented below:

		2011	2010		2009

	Total intrinsic value of awards outstanding at period end (R millions) (1)	43	-		-
	Intrinsic value of awards exercised (R millions)	6	-	(2)	-	(2)
	Weighted average remaining contractual term (years)	1	1		2

(1)	The options outstanding at December 31, 2010, and 2009 had no intrinsic value as the share price at year end was lower than the weighted average exercise price.
(2)	Less than R1 million.

Ghana Employee Share Ownership Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Share-based Compensation, Stock Appreciation Rights Award Activity [Table Text Block]
	The award of share appreciation rights to employees

	A summary of share appreciation rights showing movement from the beginning of the year to the end of the year, is presented below:
					Number of rights
					(000)
	Outstanding at January 1, 2011				49
	Exercised				(24)
	Forfeited (terminations)				(1)
	Rights outstanding at December 31, 2011				24
	Rights exercisable at December 31, 2011				-

		2011		2010	2009
		$		$	$

	Compensation expense related to Ghana ESOP scheme recognized ($ millions)	-	(1)	2	2

	The liability recognized in the consolidated balance sheet in respect of unexercised rights was as follows	1		2

(1)	Less than $1 million.